Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total assets in service	$ 31,029	$ 28,948
Less accumulated depreciation	8,659	8,336
Net of accumulated depreciation	22,370	20,612
Construction work in progress	557	593
Held for future use	27	20
Property, plant and equipment—net	22,954	21,225
Distribution [Member]
Property, Plant and Equipment [Line Items]
Total assets in service	$ 15,994	14,937
Composite depreciation rate	2.50%
Average Life	39 years 6 months
Transmission [Member]
Property, Plant and Equipment [Line Items]
Total assets in service	$ 13,075	12,156
Composite depreciation rate	2.90%
Average Life	34 years 7 months 6 days
Other Assets [Member]
Property, Plant and Equipment [Line Items]
Total assets in service	$ 1,960	$ 1,855
Composite depreciation rate	5.50%
Average Life	18 years 2 months 12 days